Accumulated Other Comprehensive Income (Loss) - Summary of Accumulated Other Comprehensive Income, Net of Taxes (Details) - USD ($) $ in Thousands	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity	$ 10,579,640	$ 9,438,525	$ 9,601,684	$ 10,079,257
Net unrealized gains on available for sale securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity	269	513	141
Net unrealized foreign exchange losses
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity	(166,499)	(156,718)	(192,709)
Net unrealized losses on instrument specific credit risk
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity	(153,672)	(71,151)	(18,889)
Net minimum pension liability
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity	(52,241)	(61,561)	(61,582)
AOCI including portion attributable to noncontrolling interest
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity	$ (372,143)	$ (288,917)	$ (273,039)